EQUITY (Details) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Oct. 31, 2011 USD ($)
Common stock
Ordinary shares, issued	957	957	947
Purchase of treasury shares	$ 500,000,000		$ 497,000,000	$ 1,161,000,000
Treasury Stock Shares Acquired	8.7	8.7	12.8	28.1
Stock Repurchase Program, Authorized Amount	2,500,000,000				3,000,000,000
Treasury stock
Treasury stock, value	(500,000,000)		(497,000,000)	(1,161,000,000)
Retained earnings
Dividends declared and paid	$ 1.34		$ 1.28	$ 1.03
Additional dividends declared		1.33
Other Comprehensive Income (Loss) Net Of Tax [Abstract]
Currency translation adjustment, net of tax	(1,283,000,000)		151,000,000	175,000,000
Unrealized gain (loss) from available-for-sale securities, net of tax	(7,000,000)		5,000,000	(7,000,000)
Unrealized loss from cash flow hedge	40,000,000		(197,000,000)	(93,000,000)
Accumulatedothercomprehensiveincomelossotheradjustments	(93,000,000)		(50,000,000)	(92,000,000)
Comprehensive income attributable to Teva	$ (1,343,000,000)		$ (91,000,000)	$ (17,000,000)